Financial Instruments - Summary of Currency Risk (Parenthetical) (Detail) - Between USD and INR [Member] - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure to foreign currency risk	$ (208,781,000)	$ (276,289,000)
Cash and cash equivalents [Member] | Top of Range [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure to foreign currency risk	$ 1,000